Fair Value (Narrative) (Details) - USD ($) $ in Millions	Oct. 31, 2015		Apr. 30, 2015		May. 31, 2014
Fair Value [Abstract]
Long-term debt, carrying value	$ 5,683.8	[1]	$ 5,226.8	[2]	$ 5,250.1	[2]
Long-term debt, fair value	$ 5,600.0		$ 5,400.0		$ 5,600.0

[1]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.
[2]	Debt balances net of applicable unamortized debt discounts, premiums and deferred financing fees.